SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains, tax	9,485	0	0
Foreign currency translation adjustments, tax	0	0	0
Parent Company
STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains, tax	9,485	0	0
Foreign currency translation adjustments, tax	0	0	0